Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2011

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.
                                    [ ] includes the cover page.

Institutional Investment Manager Filing this Report:

Name:     RockView Management, LLC
Address:  One Station Place
          Stamford, CT 06902

Form 13F File Number: 028-11749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Elysia Pawlowicz
Title: Chief Compliance Officer
Phone: 203-388-4924

Signature, Place, and Date of Signing:
Elysia Pawlowicz                 Stamford, CT               08/10/2011
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 26
Form 13F Information Table Value Total: $ 51,322 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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

								VALUE	SHARES/	SH/PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)PRN AMT/PRNCALL	DSCRETN	MANAGERSSOLE	SHARED	NONE
ARMOUR RESIDENTIAL REIT INC	*W EXP 11/07/201042315119	3	86000	SH	SOLE	NONE	86000
BP P L C 			SPONSORED ADR	55622104	886	20000	SH	SOLE	NONE	20000
FRIENDFINDER NETWORKS INC	COM IPO		358453306	41	10000	SH	SOLE	NONE	10000
LORAL SPACE &COMMUNICATION INC	COM		543881106	5	68	SH	SOLE	NONE	68
NEW YORK COMMUNITY BANCORP INC	COM		649445103	375	25000	SH	SOLE	NONE	25000
PITNEY BOWES INC		COM		724479100	391	17000	SH	SOLE	NONE	17000
PORTLAND GENERAL ELECTRIC CO  	COM NEW		736508847	37	1482	SH	SOLE	NONE	1482
GENON ENERGY INC CMN		COM		37244E107	41	10566	SH	SOLE	NONE	10566
AT&T INC			COM		00206R102	534	17000	SH	SOLE	NONE	17000
CHESAPEAKE ENERGY CORP   	NOTE 2.750%11/1	165167BW6	2221	2000000	PRN	SOLE	NONE	2000000
CHESAPEAKE ENERGY CORP  	NOTE 2.500% 5/1	165167BZ9	4239	4000000	PRN	SOLE	NONE	4000000
CROSSTEX ENERGY L P		COM		22765U102	454	25000	SH	SOLE	NONE	25000
DENDREON CORP      		NOTE 2.875% 1/1	24823QAC1	7493	6800000	PRN	SOLE	NONE	6800000
DRYSHIPS INC   			NOTE 5.000%12/0	262498AB4	3611	4000000	PRN	SOLE	NONE	4000000
ICAHN ENTERPRISES L P  		FRNT 8/1	451102AB3	962	1000000	PRN	SOLE	NONE	1000000
ISIS PHARMACEUTICALS INC DEL	NOTE 2.625% 2/1	464337AE4	2769	2820000	PRN	SOLE	NONE	2820000
KKR FINL HLDGS LLC  		NOTE 7.500% 1/1	48248AAD0	12278	8500000	PRN	SOLE	NONE	8500000
LIONS GATE ENTMT INC 		NOTE 3.625% 3/1	53626YAA6	6129	5976000	PRN	SOLE	NONE	5976000
MICRON TECHNOLOGY INC 		NOTE 1.875% 6/0	595112AH6	4878	5000000	PRN	SOLE	NONE	5000000
PROSPECT CAPITAL CORPORATION	COM		74348T102	758	75000	SH	SOLE	NONE	75000
RETAIL OPPORTUNITY  INV CORP	*W EXP 10/23/20176131N119	105	149100	SH	SOLE	NONE	149100
TWO HARBORS INVESTMENTCORP 	*W EXP 11/07/20190187B119	47	126500	SH	SOLE	NONE	126500
VECTOR GROUP LTD 		FRNT		92240MAS7	1347	1000000	PRN	SOLE	NONE	1000000
VERIZON COMMUNICATIONS		COM		92343V104	577	15500	SH	SOLE	NONE	15500
WTS SEARCHMEDIA HOLDINGS LTD	*W EXP 11/19/201G8005Y114	12	60300	SH	SOLE	NONE	60300
TOWER SEMICONDUCTOR LTD		ORD		M87915100	1130	957817	SH	SOLE	NONE	957817
